FINANCIAL INSTRUMENTS - Summary of Activity in Accumulated Other Comprehensive Income Related to Derivatives (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Before-Tax Amount
Accumulated derivative net losses, beginning of period	$ (23)	$ 1
Net changes in fair value of derivatives	(64)	25
Net losses reclassified from accumulated other comprehensive income into income	43	(33)
Accumulated derivative net losses, end of period	(44)	(7)
Income Tax
Accumulated derivative net losses, beginning of period	1	0
Net changes in fair value of derivatives	10	(1)
Reclassification from AOCI, Current Period, Tax	(6)	4
Accumulated derivative net losses, end of period	5	3
After-Tax Amount
Accumulated derivative net losses, beginning of period	(22)	1
Net changes in fair value of derivatives	(54)	24
Net losses reclassified from accumulated other comprehensive income into income	37	(29)
Accumulated derivative net losses, end of period	$ (39)	$ (4)